Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
summarizes the outstanding balances recorded for the Notes
The following table summarizes the outstanding balances recorded for the Notes as of September 30, 2020 and December 31, 2019 (in thousands):

	As of
	September 30, 2020	December 31, 2019
2017 Notes Principal Outstanding	$—	$5,304
Unamortized discount (2017 Notes)	—	(56)
2018 Notes	—	2,707
Unamortized discount (2018 Notes)	—	(81)
New Notes	30,000	—
Unamortized discount (New Notes)	(1,329)	—

Net carrying amount	28,671	7,874
Less: current portion	1,897	6,459

Non-current portion	$26,774	$1,415

The following table summarizes the outstanding balances recorded for the Notes as of December 31, 2019 and December 31, 2018 (in thousands):

	As of December 31,
	2019	2018
2017 Notes Principal Outstanding	$5,304	$11,648
Unamortized discount (2017 Notes)	(56)	(307)
2018 Notes	2,707	3,000
Unamortized discount (2018 Notes)	(81)	(151)

Net carrying amount	7,874	14,190
Less: current portion	6,459	6,320

Non-current portion	$1,415	$7,870

Summarizes the outstanding balances recorded for other long-term debt
The following table summarizes the outstanding balances recorded for other long-term debt as of September 30, 2020 and December 31, 2019 (in thousands):

	As of
	September 30, 2020	December 31, 2019
Vehicle Loan	$35	$45
Additional Equipment Loan	121	146

Total	156	191
Less: current portion	52	51

Non-current portion	$104	$140

The following table summarizes the outstanding balances recorded for other long-term debt as of December 31, 2019 and December 31, 2018 (in thousands):

	As of December 31,
	2019	2018
Revolving credit facility	$—	$500
Vehicle loan	45	60
Additional Equipment Loan	146	179

Total	191	739
Less: current portion	51	549

Non-current portion	$140	$190

Summary of maturities of long-tem debt
Following is the principal maturity schedule for long-term debt outstanding as of December 31, 2019 (in thousands):

As of December 31, 2019
2020	$7,912
2021	1,489
2022	54
2023	37
2024	—

Total	9,492
Less unamortized debt cost	146

Long-term debt	$9,346

Equipment and Loan Agreement [Member]
Debt Instrument [Line Items]
summarizes the outstanding balances recorded for the Notes
The following table summarizes the outstanding balances recorded for the Notes as of December 31, 2019 (in thousands):

As of December 31, 2019
Notes Principal outstanding	$1,290
Unamortized discount	(9)

Net carrying amount	1,281
Less: current portion	1,281

Non-current portion	$—

The following table summarizes the outstanding balances recorded for the Notes as of December 31, 2019 and December 31, 2018 (in thousands):

	As of December 31,
	2019	2018
Notes Principal Outstanding	$1,290	$4,023
Unamortized discount	(9)	(66)

Net carrying amount	1,281	3,957
Less: current portion	1,281	2,716

Non-current portion	$—	$1,241